Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Net loss	$ (70,848)	$ (35,037)
Non-controlling interest portion of net loss	908	(680)
Net loss for the period attributable to owners of the Company	$ (71,756)	(34,357)
Profit (loss), other		$ (35,717)
Weighted average number of common shares - basic	62,775,446	42,431,689
Basic loss per share	$ (1.14)	$ (0.84)
Dilutive loss per share	$ (1.15)	$ (0.84)
Attributable to owners of the Company
Disclosure of analysis of other comprehensive income by item [line items]
Net loss	$ (71,975)	$ (35,717)